July 20, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust (File No. 811-07953) – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Combined Prospectus and Proxy Statement, a Statement of Additional Information, and relevant exhibits.

The purpose of the Registration Statement is to register shares of beneficial interest of the following eleven (11) portfolios of the Trust under the 1933 Act: EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio, EQ/Aggressive Allocation Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio, Target 2055 Allocation Portfolio, and EQ/Core Plus Bond Portfolio (each, an “EQAT Portfolio”). The shares are being registered pursuant to an Agreement and Plan of Reorganization and Termination pursuant to which each of eleven (11) corresponding series of EQ Premier VIP Trust (also known as EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio, EQ/Aggressive Allocation Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio, Target 2055 Allocation Portfolio, and EQ/Core Plus Bond Portfolio (each, a “VIP Portfolio”)) will transfer substantially all of its assets to its corresponding EQAT Portfolio in exchange for shares of the corresponding EQAT Portfolio. In connection with each “shell” reorganization, each EQAT Portfolio, a newly-created series of the Trust, will assume the operating and performance history of its corresponding VIP Portfolio.

On May 5, 2023, the Trust filed with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to the 1933 Act and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 169 (“PEA No. 169”) to the Trust’s registration statement on Form N-1A, the primary purpose of which filing was to add the eleven (11) EQAT Portfolios to the Trust. On June 16, 2023, the SEC staff provided comments on PEA No. 169. The Trust is currently considering the SEC staff’s comments, and revisions that the Trust makes to the EQAT Portfolios’ disclosures in response to the SEC staff’s comments on PEA No. 169 will be made to the corresponding disclosures in the Registration Statement as well.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

K&L GATES LLP

1601 K STREET NW     WASHINGTON     DC 20006

T +1 202 778 9000   F +1 202 778 9100   klgates.com

U.S. Securities and Exchange Commission

July 20, 2023

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosures

cc:	Shane Daly, Esq.

Kristina Magolis, Esq.

Maureen Kane, Esq.

Equitable Investment Management Group, LLC

Fatima Sulaiman, Esq.

K&L Gates LLP